FUTURE POLICY BENEFITS - Schedule of Future Policy Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Policyholder Account Balance [Line Items]
Other contracts and VOBA liability	$ 1,684	$ 1,667
Total future policy benefits	15,204	14,088
Annuities
Policyholder Account Balance [Line Items]
Future policy benefits:	11,287	10,287
Deferred profit liability:	252	242
Life Insurance
Policyholder Account Balance [Line Items]
Future policy benefits:	1,895	1,816
Deferred profit liability:	$ 86	$ 76